Capital Stock (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Normal Course Issuer Bids
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below a
r
e expressed in whole numbers]:

	2021		2020
	Shares purchased	Cash amount	Shares purchased	Cash amount
2019 Bid	—	$—	5,077,882	$203
2020 Bid	3,318,523	301	—	—
2021 Bid	2,673,800	216	—	—

	5,992,323	$517	5,077,882	$203

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 3, 2022 were exercised or converted:

Common Shares	296,643,367
Stock options [i]	6,090,512

302,733,879

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.